UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES



Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   MAY 31,

Date of reporting period:  NOVEMBER 30, 2006




ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA WORLD GROWTH FUND - SEMIANNUAL REPORT FOR PERIOD ENDED NOVEMBER 30, 2006

[LOGO OF USAA]
   USAA(R)

                             USAA WORLD GROWTH Fund

                                    [GRAPHIC OF USAA WORLD GROWTH FUND]

                          S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
    NOVEMBER 30, 2006

--------------------------------------------------------------------------------
                     IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Investment Management Company at
(800) 531-8448.

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.
--------------------------------------------------------------------------------

Table of CONTENTS
--------------------------------------------------------------------------------

MESSAGE FROM THE PRESIDENT                                                   2

MANAGERS' COMMENTARY                                                         4

FUND RECOGNITION                                                             7

INVESTMENT OVERVIEW                                                          8

SHAREHOLDER VOTING RESULTS                                                  11

FINANCIAL INFORMATION

   Portfolio of Investments                                                 12

   Notes to Portfolio of Investments                                        19

   Financial Statements                                                     20

   Notes to Financial Statements                                            23

EXPENSE EXAMPLE                                                             36

SUBADVISORY AGREEMENT                                                       38

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2007, USAA. All rights reserved.

2

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                      "

                                       SO WHAT DOES 2007 HAVE IN STORE?
                                     THE MARKETS' LONG-TERM PERFORMANCE IS
[PHOTO OF CHRISTOPHER W. CLAUS]    LIKELY TO REST ON FOUR PILLARS - INTEREST
                                       RATES, INFLATION, ECONOMIC ACTIVITY,
                                            AND CORPORATE EARNINGS.

                                                      "

                                                                   December 2006
--------------------------------------------------------------------------------

         As one year ends and another begins, it can be worthwhile to review what happened and what opportunities and risks may lie ahead. Overall, 2006 saw surprisingly strong performance from the equity market. Although stocks experienced a normal (yet painful) correction during May and June, they rebounded during the latter half of the year. For the majority of 2006, however, the driving force in the equity markets was a "junk" rally in which many low-quality companies outperformed higher-quality companies. This phenomenon is not likely to continue. In the bond market, longer-term interest rates fell below short-term rates (creating an inverted yield curve), signaling the markets' belief that the Federal Reserve Board (the Fed) would cut short-term rates in the future.

         In the wider world, hostilities continued in the Middle East, and U.S. midterm elections led to a changing of the guard in Congress. Despite predictions of major storms, the hurricane season was tame, which helped reduce the cost of oil. The dollar declined relative to the world's other major currencies, such as the euro, the yen, and the pound. And while U.S. economic growth slowed, the global economy continued to expand.

         So what does 2007 have in store? The markets' long-term performance is likely to rest on four pillars - interest rates, inflation, economic activity, and corporate earnings. As of this writing, the Fed is on hold, and Fed governors are weighing the need for another rate increase. In the past, the Fed has raised rates too high and caused a recession, but this time, Chairman Ben Bernanke seems to be waiting to see if the lagging effects of previous rate increases and a slowdown in housing and manufacturing activity can curb inflation and keep it at 2% or less.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         The markets appear to believe the Fed can engineer a soft landing - where inflation moderates and economic activity is neither too low nor too high but "just right." If this "Goldilocks" scenario occurs, both the fixed-income and equity markets could have another solid year. Even so, investors can expect some periods of volatility that may test their patience and challenge their tolerance for risk.

         The U.S. economy is on a sound footing and has the potential to sustain a growth rate of 2% to 2.5%. The global economic outlook remains positive, especially in Europe and Asian-Pacific countries. Precious metals and minerals, particularly gold, have the potential to perform well because of strong demand and the weakness of the U.S. dollar. (The value of the dollar and the price of gold tend to move in opposite directions.)

         Whatever happens in 2007, we will continue working in your best interests. We will maintain our focus on quality and will seek out investment opportunities that add value while evaluating the risks that could affect them.

         From all of us, thank you for your business and the opportunity to serve your investment needs.

         Sincerely,

         /s/ Christopher W. Claus

         Christopher W. Claus
         President and Vice Chairman of the Board

         CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE USAA MUTUAL FUNDS CAREFULLY BEFORE INVESTING. CONTACT US AT (800) 531-8448 FOR A PROSPECTUS CONTAINING THIS AND OTHER INFORMATION ABOUT THE FUNDS FROM USAA INVESTMENT MANAGEMENT COMPANY, DISTRIBUTOR (USAA). READ IT CAREFULLY BEFORE INVESTING.

         Past performance is no guarantee of future results. o As interest rates rise, existing bond prices fall. o Foreign and precious metals and minerals investing are subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

4

 M A N A G E R S '
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

[PHOTO OF DAVID R. MANNHEIM]                    [PHOTO OF SIMON TODD]
DAVID R. MANNHEIM                               SIMON TODD, ASIP, CFA
   MFS Investment Management                       MFS Investment Management

--------------------------------------------------------------------------------

HOW DID THE FUND PERFORM?

         For the six months ended November 30, 2006, the USAA World Growth Fund had a total return of 12.38%. This compares to a return of 10.21% for the Lipper Global Funds Index and 10.92% for the Morgan Stanley Capital International (MSCI) World Index. The Fund's performance was among the top 11% of the Lipper Global Funds Average.

WHAT LED TO THE STRONG PERFORMANCE?

         As always, the primary driver of the Fund's performance was individual stock selection. MFS Investment Management (MFSIM) invests one stock at a time based on in-depth research, looking for companies in the United States and overseas with sustainable, above-average earnings growth. The Fund's sector positioning, regional weights, and currency exposure are products of our bottom-up process.

         During the reporting period, the Fund had particularly good stock selection in the consumer staples and retailing sectors relative to the MSCI World Index. In consumer staples, the Fund's two largest holdings, Reckitt Benckiser plc (U.K.) and Nestle S.A. (Switzerland), continued to deliver solid performance, as did the

         PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

         THE LIPPER GLOBAL FUNDS AVERAGE IS AN AVERAGE PERFORMANCE LEVEL OF ALL GLOBAL FUNDS, REPORTED BY LIPPER INC., AN INDEPENDENT ORGANIZATION THAT MONITORS THE PERFORMANCE OF MUTUAL FUNDS.

         REFER TO PAGE 9 FOR BENCHMARK DEFINITIONS.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

         FOREIGN INVESTING IS SUBJECT TO ADDITIONAL RISKS, SUCH AS CURRENCY FLUCTUATIONS, MARKET ILLIQUIDITY, AND POLITICAL INSTABILITY.

 . . . C O N T I N U E D
========================--------------------------------------------------------

         U.K.-based liquor company Diageo plc. In retailing, our holding in U.K.-based retail giant Tesco plc was among the Fund's best relative performers. Another positive area was energy, where we were helped by our underweight position in the sector and by positive stock selection.

         The Fund's underweight in the United States was a positive factor. Not only did overseas stocks as a group perform better, but the falling U.S. dollar magnified the benefit of our overseas holdings when returns were translated back into dollars. Again, this was simply an ancillary benefit of our individual stock selection.

WHAT AREAS DETRACTED FROM PERFORMANCE?

         An underweight position in utilities and communications detracted from performance, as mergers and acquisitions activity, especially in Europe, drove up stock prices of utilities companies. We did, however, have very good stock selection within the utilities and communications sector.

         There was weakness among our holdings in industrial goods and services. Japan's Nitto Denko Corp., which makes the polarizing film that goes on sheets of glass to enhance color in flat-screen TVs, suffered over concerns about industry pricing pressure and inventory buildup. Finally, in leisure companies, we owned gaming company William Hill plc (U.K.), whose business fell off after the World Cup ended, and Viacom, Inc.

HOW WAS THE FUND POSITIONED ON A REGIONAL BASIS?

         In addition to our U.S. underweight, we were overweight in the European zone, neutral in the United Kingdom, and underweight in Japan. Our underweight in Japan helped performance, because it was the worst performing developed market. However, our stock selection there took away some of the benefit of our underweight. We also had modest exposure to the emerging markets, which helped performance relative to the MSCI World Index.

6

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         COMMENTARY on the Fund

WHAT'S YOUR OUTLOOK?

         Although there is more and more evidence that earnings growth is slowing from the very high levels of the past few years, we're continuing to find companies that we expect to deliver above-average earnings growth, particularly in the health care and consumer staples sectors. While we're still underweight in the United States, we have been adding to our positions and are finding increasingly attractive opportunities among U.S. large-cap growth stocks that have lagged the market. Following a year of significant Japanese underperformance, we're identifying new opportunities in Japan. We still like the European zone, where many companies offer strong revenue and earnings growth. We have reduced our holdings in emerging markets because higher valuations have reduced upside potential. We ended the reporting year overweight in consumer staples and health care and underweight in energy and industrial goods and services.

         We thank you, the Fund's shareholders, for your confidence and trust.

 F U N D
=========-----------------------------------------------------------------------
          RECOGNITION

USAA WORLD GROWTH FUND

                      [LOGO OF LIPPER LEADER PRESERVATION]

The Fund is listed as a Lipper Leader for Preservation among 8,351 equity funds for the overall period ending November 30, 2006.

LIPPER RATINGS FOR PRESERVATION REFLECT FUNDS' HISTORICAL LOSS AVOIDANCE RELATIVE TO OTHER FUNDS WITHIN THE SAME ASSET CLASS AS OF NOVEMBER 30, 2006. PRESERVATION RATINGS ARE RELATIVE, RATHER THAN ABSOLUTE, MEASURES, AND FUNDS NAMED LIPPER LEADERS FOR PRESERVATION MAY STILL EXPERIENCE LOSSES PERIODICALLY; THOSE LOSSES MAY BE LARGER FOR EQUITY AND MIXED EQUITY FUNDS THAN FOR FIXED-INCOME FUNDS. RATINGS ARE SUBJECT TO CHANGE EVERY MONTH AND ARE BASED ON AN EQUAL-WEIGHTED AVERAGE OF PERCENTILE RANKS FOR PRESERVATION METRICS OVER THREE-, FIVE-, AND 10-YEAR PERIODS (IF APPLICABLE). THE HIGHEST 20% OF FUNDS IN EACH PEER GROUP ARE NAMED LIPPER LEADERS, THE NEXT 20% RECEIVE A SCORE OF 2, THE MIDDLE 20% ARE SCORED 3, THE NEXT 20% ARE SCORED 4, AND THE LOWEST 20% ARE SCORED 5. THE FUND RECEIVED A LIPPER LEADER RATING FOR PRESERVATION AMONG 8,351 AND 6,629 EQUITY FUNDS FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY, AND A SCORE OF 2 AMONG 2,477 FUNDS FOR THE 10-YEAR PERIOD. LIPPER RATINGS ARE NOT INTENDED TO PREDICT FUTURE RESULTS, AND LIPPER DOES NOT GUARANTEE THE ACCURACY OF THIS INFORMATION. MORE INFORMATION IS AVAILABLE AT WWW.LIPPERLEADERS.COM. LIPPER LEADER COPYRIGHT 2007, REUTERS, ALL RIGHTS RESERVED.

8

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW

USAA WORLD GROWTH FUND (Ticker Symbol: USAWX)

OBJECTIVE
--------------------------------------------------------------------------------

         Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

         Invests principally in a mix of foreign (including emerging market) and domestic equity securities.

-------------------------------------------------------------------------------
                                       11/30/06                     5/31/06
-------------------------------------------------------------------------------
Net Assets                          $492.2 Million               $408.7 Million
Net Asset Value Per Share               $21.70                        $19.31

-------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 11/30/06
-------------------------------------------------------------------------------

5/31/06 TO 11/30/06*           1 YEAR          5 YEARS          10 YEARS
      12.38%                   25.04%           11.02%            7.16%

*TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS
 SIX-MONTH RETURN IS CUMULATIVE.

         THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

         TOTAL RETURN MEASURES THE PRICE CHANGE IN A SHARE ASSUMING THE REINVESTMENT OF ALL NET INVESTMENT INCOME DIVIDEND AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE TOTAL RETURNS QUOTED DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                        CUMULATIVE PERFORMANCE COMPARISON

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    LIPPER GLOBAL             MSCI WORLD              USAA WORLD
                     FUNDS INDEX                INDEX                GROWTH FUND
11/30/96             $10,000.00               $10,000.00              $10,000.00
12/31/96              10,015.92                 9,837.97               10,051.39
01/31/97              10,240.11                 9,954.69               10,432.43
02/28/97              10,302.62                10,067.32               10,432.43
03/31/97              10,179.36                 9,866.31               10,327.31
04/30/97              10,308.54                10,186.93               10,458.70
05/31/97              10,938.57                10,813.84               11,063.10
06/30/97              11,408.12                11,351.33               11,568.96
07/31/97              11,978.05                11,872.28               12,096.05
08/31/97              11,314.75                11,076.21               11,506.49
09/30/97              12,017.06                11,676.08               12,197.69
10/31/97              11,260.92                11,059.67               11,465.83
11/30/97              11,284.45                11,253.50               11,228.66
12/31/97              11,416.73                11,388.77               11,344.60
01/31/98              11,544.85                11,704.26               11,358.61
02/28/98              12,324.16                12,494.09               12,213.49
03/31/98              12,944.37                13,019.75               12,900.19
04/30/98              13,132.97                13,145.03               13,117.41
05/31/98              13,020.42                12,978.33               12,865.15
06/30/98              13,060.93                13,284.37               12,809.10
07/31/98              13,066.48                13,261.08               12,607.89
08/31/98              11,163.36                11,490.69               10,461.87
09/30/98              11,169.82                11,691.94               10,382.12
10/31/98              11,909.25                12,746.89               11,244.88
11/30/98              12,565.30                13,502.94               11,752.38
12/31/98              13,087.32                14,160.57               12,520.89
01/31/99              13,360.74                14,468.58               12,919.65
02/28/99              12,975.36                14,081.64               12,491.89
03/31/99              13,420.76                14,665.89               13,021.15
04/30/99              14,029.63                15,241.98               13,477.90
05/31/99              13,617.13                14,682.97               13,129.90
06/30/99              14,303.24                15,365.75               13,869.41
07/31/99              14,341.69                15,317.58               14,008.05
08/31/99              14,326.70                15,288.27               14,091.12
09/30/99              14,202.34                15,137.95               13,879.68
10/31/99              14,755.01                15,922.74               14,302.56
11/30/99              15,745.96                16,368.62               15,050.16
12/31/99              17,495.63                17,691.49               16,368.98
01/31/00              16,812.21                16,676.33               15,681.73
02/29/00              17,851.94                16,719.30               16,368.98
03/31/00              18,296.51                17,872.84               17,040.61
04/30/00              17,383.57                17,115.09               16,478.31
05/31/00              16,866.83                16,679.75               16,095.64
06/30/00              17,534.67                17,239.32               16,782.89
07/31/00              17,179.35                16,751.95               16,219.63
08/31/00              17,876.87                17,294.79               16,827.66
09/30/00              16,926.60                16,373.15               15,710.20
10/31/00              16,514.31                16,096.82               15,102.17
11/30/00              15,551.82                15,117.49               14,017.57
12/31/00              16,008.02                15,360.04               14,535.22
01/31/01              16,273.11                15,655.83               14,937.84
02/28/01              15,080.65                14,330.99               13,417.76
03/31/01              14,033.13                13,387.28               12,308.51
04/30/01              14,994.91                14,374.11               13,393.11
05/31/01              14,903.55                14,186.80               13,064.44
06/30/01              14,484.63                13,740.32               12,661.83
07/31/01              14,125.52                13,556.66               12,456.41
08/31/01              13,564.51                12,903.96               11,996.28
09/30/01              12,297.35                11,765.19               10,804.87
10/31/01              12,603.61                11,989.85               11,174.62
11/30/01              13,291.00                12,697.35               11,840.17
12/31/01              13,484.37                12,775.88               11,990.91
01/31/02              13,075.76                12,387.53               11,635.57
02/28/02              12,998.55                12,278.58               11,619.04
03/31/02              13,614.34                12,844.04               12,205.77
04/30/02              13,284.12                12,383.72               11,883.48
05/31/02              13,314.21                12,404.37               11,916.54
06/30/02              12,541.00                11,649.60               11,214.11
07/31/02              11,431.94                10,666.63               10,172.86
08/31/02              11,484.55                10,684.85               10,272.02
09/30/02              10,342.98                 9,508.44                9,462.16
10/31/02              10,933.86                10,209.07                9,999.31
11/30/02              11,469.05                10,757.95               10,338.13
12/31/02              10,969.17                10,235.26               10,075.82
01/31/03              10,617.51                 9,923.35                9,685.74
02/28/03              10,356.24                 9,749.67                9,403.55
03/31/03              10,241.79                 9,717.49                9,436.75
04/30/03              11,121.03                10,578.64               10,258.42
05/31/03              11,805.95                11,180.93               10,806.20
06/30/03              12,032.63                11,373.02               10,930.69
07/31/03              12,286.98                11,602.65               11,046.89
08/31/03              12,612.25                11,851.90               11,163.08
09/30/03              12,681.18                11,923.23               11,287.58
10/31/03              13,402.43                12,629.58               11,851.96
11/30/03              13,651.21                12,820.47               12,142.45
12/31/03              14,474.72                13,623.81               12,870.11
01/31/04              14,778.43                13,842.41               13,103.05
02/29/04              15,094.00                14,074.21               13,419.19
03/31/04              15,029.50                13,980.82               13,369.28
04/30/04              14,640.97                13,694.47               13,277.76
05/31/04              14,690.54                13,808.74               13,385.91
06/30/04              14,937.76                14,102.93               13,668.77
07/31/04              14,379.56                13,642.47               13,236.17
08/31/04              14,387.83                13,702.44               13,219.53
09/30/04              14,772.42                13,961.65               13,519.02
10/31/04              15,125.45                14,303.30               13,885.08
11/30/04              15,968.95                15,054.67               14,608.87
12/31/04              16,555.47                15,629.35               15,227.80
01/31/05              16,240.73                15,277.47               14,998.11
02/28/05              16,758.93                15,761.43               15,372.42
03/31/05              16,410.07                15,456.80               15,083.18
04/30/05              16,042.50                15,118.71               14,742.89
05/31/05              16,314.99                15,387.33               14,930.05
06/30/05              16,489.37                15,520.48               14,853.49
07/31/05              17,140.98                16,062.63               15,466.00
08/31/05              17,352.42                16,183.67               15,653.16
09/30/05              17,814.95                16,604.02               15,908.37
10/31/05              17,412.60                16,201.18               15,644.65
11/30/05              17,965.20                16,741.00               15,967.92
12/31/05              18,523.85                17,111.89               16,405.24
01/31/06              19,475.86                17,875.99               17,150.51
02/28/06              19,339.65                17,849.38               17,196.52
03/31/06              19,834.63                18,241.87               17,573.76
04/30/06              20,377.00                18,795.71               18,135.01
05/31/06              19,623.05                18,153.66               17,766.98
06/30/06              19,580.27                18,148.34               17,886.59
07/31/06              19,583.49                18,261.60               18,162.62
08/31/06              20,098.17                18,735.62               18,668.67
09/30/06              20,373.38                18,959.02               18,981.50
10/31/06              21,025.00                19,654.87               19,487.55
11/30/06              21,626.22                20,136.18               19,965.99

                                   [END CHART]

         DATA FROM 11/30/96 THROUGH 11/30/06.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA World Growth Fund to the following benchmarks:

         o The Lipper Global Funds Index tracks the total return performance of the 30 largest funds within the Lipper Global Funds category.

         o The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that reflects the movements of world stock markets by representing a broad selection of domestically listed companies within each market.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE CUMULATIVE PERFORMANCE QUOTED DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

10

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

-------------------------------------------------------
                TOP 10 EQUITY HOLDINGS
                   (% of Net Assets)
-------------------------------------------------------

Nestle S.A.                                       3.2%

Johnson & Johnson                                 3.0%

Reckitt Benckiser plc                             3.0%

Air Liquide S.A.                                  2.3%

American Express Co.                              2.3%

Roche Holdings AG                                 2.2%

UBS AG                                            1.9%

Bank of New York Co., Inc.                        1.8%

Diageo plc                                        1.8%

GlaxoSmithKline plc                               1.7%
-------------------------------------------------------

-------------------------------------------------------
                   TOP 10 INDUSTRIES
                   (% of Net Assets)
-------------------------------------------------------

Pharmaceuticals                                   9.8%

Integrated Oil & Gas                              5.0%

Household Products                                4.7%

Multi-Line Insurance                              3.9%

Packaged Foods & Meat                             3.7%

Industrial Gases                                  3.3%

Electrical Components & Equipment                 3.2%

Semiconductors                                    3.2%

Personal Products                                 3.1%

Diversified Banks                                 2.9%
-------------------------------------------------------

                   ASSET ALLOCATION
                       11/30/06

                         [PIE CHART OF ASSET ALLOCATION]

United States                                    37.0%
France                                           14.8%
United Kingdom                                   13.0%
Switzerland                                      10.0%
Japan                                             8.2%
Germany                                           4.1%
Other*                                           17.7%

                       [END CHART]

         *INCLUDES COUNTRIES WITH LESS THAN 3% OF THE PORTFOLIO, MONEY MARKET
          INSTRUMENTS (3.2%), AND SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED (5.4%).

         PERCENTAGES ARE OF THE NET ASSETS OF THE FUND AND MAY NOT EQUAL 100%.

         YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 12-18.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

         On July 19, 2006, a meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. Shareholders of record on May 26, 2006, were entitled to vote on each proposal shown below. All proposals were approved by the shareholders.

         The following proposals and voting results pertain to one or more series within USAA Investment Trust (the Trust). Votes shown for Proposal 1 are for the entire series of the Trust. Votes shown for Proposal 2 are for the USAA World Growth Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

         Re-election of the Funds' Board of Trustees.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
    TRUSTEES                            FOR                    VOTES WITHHELD
--------------------------------------------------------------------------------
Richard A. Zucker                   326,660,678                   6,558,674
Barbara B. Dreeben                  326,423,871                   6,795,482
Robert L. Mason, Ph.D.              326,749,557                   6,469,795
Michael F. Reimherr                 326,757,132                   6,462,221
Christopher W. Claus                326,747,028                   6,472,324

PROPOSAL 2
--------------------------------------------------------------------------------

         Approval of a reorganization plan for the Fund.

NUMBER OF SHARES VOTING
--------------------------------------------------------------------------------
   FOR               AGAINST               ABSTAIN             BROKER NON-VOTE*
--------------------------------------------------------------------------------
14,250,633           332,812               273,853                514,266

         *Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.2%)

             COMMON STOCKS (95.3%)

             CONSUMER DISCRETIONARY (14.8%)
             ------------------------------
             ADVERTISING (1.3%)
   473,310   WPP Group plc                                                                        $  6,280
                                                                                                  --------
             APPAREL & ACCESSORIES & LUXURY GOODS (1.5%)
    72,060   LVMH Moet Hennessy Louis Vuitton S.A.(a)                                                7,472
                                                                                                  --------
             APPAREL RETAIL (1.1%)
   197,500   Esprit Holdings Ltd.                                                                    2,048
    99,660   Next plc                                                                                3,487
                                                                                                  --------
                                                                                                     5,535
                                                                                                  --------
             AUTOMOBILE MANUFACTURERS (2.2%)
    83,940   Bayerische Motoren Werke AG                                                             4,631
   104,800   Toyota Motor Corp.                                                                      6,356
                                                                                                  --------
                                                                                                    10,987
                                                                                                  --------
             CASINOS & GAMING (2.1%)
    18,120   Harrah's Entertainment, Inc.                                                            1,426
   466,715   Ladbrokes plc                                                                           3,699
   427,340   William Hill plc                                                                        5,259
                                                                                                  --------
                                                                                                    10,384
                                                                                                  --------
             FOOTWEAR (1.7%)
    83,870   NIKE, Inc. "B"                                                                          8,299
                                                                                                  --------
             MOTORCYCLE MANUFACTURERS (1.4%)
    95,940   Harley-Davidson, Inc.                                                                   7,078
                                                                                                  --------
             MOVIES & ENTERTAINMENT (2.7%)
   114,925   Viacom, Inc. "B"*                                                                       4,311
   101,640   Vivendi S.A.                                                                            3,910
   151,090   Walt Disney Co.                                                                         4,994
                                                                                                  --------
                                                                                                    13,215
                                                                                                  --------
             TIRES & RUBBER (0.8%)
   171,700   Bridgestone Corp.                                                                       3,760
                                                                                                  --------
             Total Consumer Discretionary                                                           73,010
                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             CONSUMER STAPLES (16.6%)
             ------------------------
             DISTILLERS & VINTNERS (2.7%)
   456,705   Diageo plc                                                                           $  8,767
    21,010   Pernod Ricard S.A.(a)                                                                   4,652
                                                                                                  --------
                                                                                                    13,419
                                                                                                  --------
             FOOD RETAIL (1.5%)
   964,879   Tesco plc                                                                               7,421
                                                                                                  --------
             HOUSEHOLD PRODUCTS (3.8%)
    64,417   Procter & Gamble Co.                                                                    4,045
   334,620   Reckitt Benckiser plc                                                                  14,879
                                                                                                  --------
                                                                                                    18,924
                                                                                                  --------
             HYPERMARKETS & SUPER CENTERS (1.1%)
   118,560   Wal-Mart Stores, Inc.                                                                   5,466
                                                                                                  --------
             PACKAGED FOODS & MEAT (3.7%)
    40,580   General Mills, Inc.                                                                     2,270
    44,916   Nestle S.A.                                                                            15,854
                                                                                                  --------
                                                                                                    18,124
                                                                                                  --------
             PERSONAL PRODUCTS (3.1%)
   103,000   Alberto Culver Co. "B"                                                                  2,067
    81,340   Estee Lauder Companies, Inc. "A"                                                        3,359
   191,000   Kao Corp.                                                                               5,148
    36,300   L'Oreal S.A.                                                                            3,658
   103,000   Sally Beauty Co., Inc.*(a)                                                                954
                                                                                                  --------
                                                                                                    15,186
                                                                                                  --------
             SOFT DRINKS (0.7%)
    53,580   PepsiCo, Inc.                                                                           3,320
                                                                                                  --------
             Total Consumer Staples                                                                 81,860
                                                                                                  --------
             ENERGY (5.0%)
             -------------
             INTEGRATED OIL & GAS (5.0%)
    55,990   Chevron Corp.                                                                           4,049
    82,550   Exxon Mobil Corp.                                                                       6,341
   170,800   Royal Dutch Shell plc                                                                   6,031
   113,980   Total S.A.(a)                                                                           8,083
                                                                                                  --------
             Total Energy                                                                           24,504
                                                                                                  --------

14

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             FINANCIALS (20.2%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (2.6%)
   255,740   Bank of New York Co., Inc.                                                           $  9,089
    61,000   State Street Corp.                                                                      3,790
                                                                                                  --------
                                                                                                    12,879
                                                                                                  --------
             CONSUMER FINANCE (2.3%)
    22,600   Aeon Credit Service Co., Ltd.                                                             443
   189,240   American Express Co.                                                                   11,112
                                                                                                  --------
                                                                                                    11,555
                                                                                                  --------
             DIVERSIFIED BANKS (2.9%)
   107,380   Banco Bilbao Vizcaya Argentaria S.A.                                                    2,595
   648,400   Bangkok Bank Public Co. Ltd.                                                            2,366
    44,843   Julius Baer Holding Ltd. "B"                                                            4,771
 2,885,000   PT Bank Central Asia Tbk                                                                1,668
   483,000   Shinsei Bank Ltd.                                                                       2,863
                                                                                                  --------
                                                                                                    14,263
                                                                                                  --------
             DIVERSIFIED CAPITAL MARKETS (1.9%)
   152,446   UBS AG                                                                                  9,165
                                                                                                  --------
             INVESTMENT BANKING & BROKERAGE (1.5%)
    37,670   Goldman Sachs Group, Inc.                                                               7,338
                                                                                                  --------
             LIFE & HEALTH INSURANCE (0.7%)
    62,440   AFLAC, Inc.                                                                             2,756
    14,260   Lincoln National Corp.                                                                    907
                                                                                                  --------
                                                                                                     3,663
                                                                                                  --------
             MULTI-LINE INSURANCE (3.9%)
   135,710   Assicurazioni Generali S.p.A.                                                           5,904
   208,550   AXA S.A.(a)                                                                             7,899
   157,290   Genworth Financial, Inc. "A"                                                            5,159
                                                                                                  --------
                                                                                                    18,962
                                                                                                  --------
             PROPERTY & CASUALTY INSURANCE (0.5%)
   111,028   QBE Insurance Group Ltd.                                                                2,268
                                                                                                  --------
             REGIONAL BANKS (2.7%)
   356,820   Banca Intesa S.p.A.                                                                     2,521
   134,080   Credit Agricole S.A.                                                                    5,677

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
    37,350   Erste Bank der oesterreichischen Sparkassen AG                                       $  2,721
   284,210   UniCredito Italiano S.p.A.                                                              2,454
                                                                                                  --------
                                                                                                    13,373
                                                                                                  --------
             REINSURANCE (1.2%)
    71,428   Swiss Re                                                                                6,097
                                                                                                  --------
             Total Financials                                                                       99,563
                                                                                                  --------
             HEALTH CARE (15.2%)
             -------------------
             BIOTECHNOLOGY (1.2%)
    79,600   Amgen, Inc.*                                                                            5,652
                                                                                                  --------
             HEALTH CARE EQUIPMENT (1.3%)
   120,260   Medtronic, Inc.                                                                         6,269
                                                                                                  --------
             HEALTH CARE SUPPLIES (0.6%)
    97,210   DENTSPLY International, Inc.                                                            3,104
                                                                                                  --------
             LIFE SCIENCES TOOLS & SERVICES (2.3%)
   149,000   Thermo Fisher Scientific, Inc.*                                                         6,531
    96,790   Waters Corp.*                                                                           4,843
                                                                                                  --------
                                                                                                    11,374
                                                                                                  --------
             PHARMACEUTICALS (9.8%)
    10,600   Actelion Ltd.*                                                                          1,890
    82,930   Eli Lilly and Co.                                                                       4,444
   320,500   GlaxoSmithKline plc                                                                     8,512
   221,690   Johnson & Johnson                                                                      14,611
    61,280   Roche Holdings AG                                                                      11,071
    90,140   Sanofi-Aventis S.A.                                                                     7,915
                                                                                                  --------
                                                                                                    48,443
                                                                                                  --------
             Total Health Care                                                                      74,842
                                                                                                  --------
             INDUSTRIALS (6.2%)
             ------------------
             AIR FREIGHT & LOGISTICS (0.4%)
    47,500   TNT N.V.                                                                                1,999
                                                                                                  --------
             BUILDING PRODUCTS (0.4%)
   172,000   Asahi Glass Co. Ltd.                                                                    2,033
                                                                                                  --------

16

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (3.2%)
    82,070   Legrand S.A.                                                                         $  2,273
    92,100   Omron Corp.                                                                             2,482
    56,420   Rockwell Automation, Inc.                                                               3,672
    68,602   Schneider Electric S.A.                                                                 7,427
                                                                                                  --------
                                                                                                    15,854
                                                                                                  --------
             INDUSTRIAL CONGLOMERATES (1.7%)
    98,030   3M Co.                                                                                  7,985
                                                                                                  --------
             RAILROADS (0.5%)
    53,596   Canadian National Railway Co.                                                           2,523
                                                                                                  --------
             Total Industrials                                                                      30,394
                                                                                                  --------
             INFORMATION TECHNOLOGY (9.3%)
             -----------------------------
             COMMUNICATIONS EQUIPMENT (0.6%)
   703,130   LM Ericsson Telephone Co. "B" ADR                                                       2,721
                                                                                                  --------
             COMPUTER HARDWARE (0.5%)
    90,490   Dell, Inc.*                                                                             2,465
                                                                                                  --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.5%)
    39,400   DST Systems, Inc.*                                                                      2,459
                                                                                                  --------
             ELECTRONIC EQUIPMENT MANUFACTURERS (1.9%)
   110,700   Canon, Inc.                                                                             5,852
    37,500   FANUC Ltd.                                                                              3,418
                                                                                                  --------
                                                                                                     9,270
                                                                                                  --------
             IT CONSULTING & OTHER SERVICES (0.7%)
   109,510   Accenture Ltd. "A"                                                                      3,690
                                                                                                  --------
             OFFICE ELECTRONICS (0.7%)
   181,000   Ricoh Co. Ltd.                                                                          3,440
                                                                                                  --------
             SEMICONDUCTORS (3.2%)
   343,470   Intel Corp.                                                                             7,333
    12,030   Samsung Electronics Co. Ltd.                                                            8,259
                                                                                                  --------
                                                                                                    15,592
                                                                                                  --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             SYSTEMS SOFTWARE (1.2%)
   319,710   Oracle Corp.*                                                                        $  6,084
                                                                                                  --------
             Total Information Technology                                                           45,721
                                                                                                  --------
             MATERIALS (4.5%)
             ----------------
             DIVERSIFIED CHEMICALS (0.7%)
    69,450   Bayer AG                                                                                3,581
                                                                                                  --------
             INDUSTRIAL GASES (3.3%)
    48,946   Air Liquide S.A.                                                                       11,078
    81,770   Praxair, Inc.                                                                           5,102
                                                                                                  --------
                                                                                                    16,180
                                                                                                  --------
             SPECIALTY CHEMICALS (0.5%)
       300   Givaudan S.A.                                                                             269
    41,500   Nitto Denko Corp.                                                                       2,004
                                                                                                  --------
                                                                                                     2,273
                                                                                                  --------
             Total Materials                                                                        22,034
                                                                                                  --------
             TELECOMMUNICATION SERVICES (1.0%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.7%)
 1,709,650   Singapore Telecommunications Ltd.                                                       3,199
                                                                                                  --------
             WIRELESS TELECOMMUNICATION SERVICES (0.3%)
   742,000   Hutchison Telecommunications International Ltd.*                                        1,617
                                                                                                  --------
             Total Telecommunication Services                                                        4,816
                                                                                                  --------
             UTILITIES (2.5%)
             ----------------
             GAS UTILITIES (0.9%)
    58,700   Gaz de France S.A.(a)                                                                   2,534
   436,000   Tokyo Gas Co. Ltd.                                                                      2,162
                                                                                                  --------
                                                                                                     4,696
                                                                                                  --------
             MULTI-UTILITIES (1.6%)
    59,830   E. On AG                                                                                7,683
                                                                                                  --------
             Total Utilities                                                                        12,379
                                                                                                  --------
             Total Common Stocks (cost: $361,762)                                                  469,123
                                                                                                  --------

18

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                                                                                                    MARKET
    NUMBER                                                                                           VALUE
 OF SHARES   SECURITY                                                                                (000)
----------------------------------------------------------------------------------------------------------
             PREFERRED SECURITIES (0.9%)

             CONSUMER STAPLES (0.9%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.9%)
    28,920   Henkel KGaA (cost: $3,806)                                                           $  4,137
                                                                                                  --------
             Total Equity Securities (cost: $365,568)                                              473,260
                                                                                                  --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             MONEY MARKET INSTRUMENTS (3.2%)

             COMMERCIAL PAPER (3.2%)

             AGRICULTURAL PRODUCTS (3.2%)
   $15,697   Cargill Inc., 5.29%, 12/01/2006 (cost: $15,697)                                        15,697
                                                                                                  --------

    NUMBER
 OF SHARES
----------
             SHORT-TERM INVESTMENTS PURCHASED WITH CASH
             COLLATERAL FROM SECURITIES LOANED (5.4%)

             MONEY MARKET FUNDS (0.1%)
   695,676   AIM Short-Term Investment Co. Liquid Assets Portfolio, 5.26%(b)                           696
                                                                                                  --------

 PRINCIPAL
    AMOUNT
     (000)
----------
             REPURCHASE AGREEMENTS (5.3%)(c)
   $20,000   Credit Suisse First Boston, LLC, 5.30%, acquired on 11/30/2006 and due
               12/01/2006 at $20,000 (collateralized by $20,740 of Freddie Mac
               Discount Notes(e), 5.28%(d), due 3/23/2007; market value $20,404)                    20,000

     5,000   Deutsche Bank Securities, Inc., 5.30%, acquired on 11/30/2006 and due
               12/01/2006 at $5,000 (collateralized by $5,127 of Freddie Mac
               Discount Notes(e), 5.26%(d), due 1/04/2007; market value $5,101)                      5,000

     1,000   Lehman Brothers, Inc., 5.28%, acquired on 11/30/2006 and due
               12/01/2006 at $1,000 (collateralized by $1,015 of Federal Home Loan
               Bank Notes(e), 5.00%, due 5/13/2011; market value $1,023)                             1,000
                                                                                                  --------
             Total Repurchase Agreements                                                            26,000
                                                                                                  --------
             Total Short-Term Investments Purchased With Cash Collateral From
               Securities Loaned (cost: $26,696)                                                    26,696
                                                                                                  --------

             TOTAL INVESTMENTS (COST: $407,961)                                                   $515,653
                                                                                                  ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

         Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

         The portfolio of investments category percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%. Investments in foreign securities were 59.2% of net assets at November 30, 2006.

         ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

         (a) The security or a portion thereof was out on loan as of November 30, 2006.

         (b) Rate represents the money market fund annualized seven-day yield at November 30, 2006.

         (c) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is equal to or in excess of the repurchase agreement price plus accrued interest.

         (d) Zero-coupon security. Rate represents the effective yield at the date of purchase.

         (e) Securities issued by government-sponsored enterprises (GSEs) are supported only by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. government.

         * Non-income-producing security for the 12 months preceding November 30, 2006.

         SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

ASSETS
   Investments in securities, at market value (including securities
      on loan of $25,163) (identified cost of $407,961)                           $515,653
   Cash                                                                                  1
   Cash denominated in foreign currencies (identified cost of $965)                    986
   Receivables:
      Capital shares sold                                                              553
      Dividends and interest                                                           721
      Securities sold                                                                3,145
      Other                                                                              9
                                                                                  --------
         Total assets                                                              521,068
                                                                                  --------
LIABILITIES
   Payables:
      Upon return of securities loaned                                              26,696
      Securities purchased                                                           1,534
      Capital shares redeemed                                                          262
   Unrealized depreciation on foreign currency contracts held, at value                  3
   Accrued management fees                                                             309
   Accrued transfer agent's fees                                                         7
   Other accrued expenses and payables                                                  47
                                                                                  --------
         Total liabilities                                                          28,858
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $492,210
                                                                                  ========

NET ASSETS CONSIST OF:
   Paid-in capital                                                                $333,301
   Accumulated undistributed net investment income                                  10,534
   Accumulated net realized gain on investments                                     40,701
   Net unrealized appreciation of investments                                      107,692
   Net unrealized depreciation of foreign currency translations                        (18)
                                                                                  --------
            Net assets applicable to capital shares outstanding                   $492,210
                                                                                  ========
   Capital shares outstanding, unlimited number of shares authorized,
      no par value                                                                  22,683
                                                                                  ========
   Net asset value, redemption price, and offering price per share                $  21.70
                                                                                  ========

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED)

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $115)          $ 5,351
   Interest                                                       275
   Securities lending (net)                                        56
                                                              -------
      Total income                                              5,682
                                                              -------
EXPENSES
   Management fees                                              1,698
   Administration and servicing fees                              329
   Transfer agent's fees                                          552
   Custody and accounting fees                                    121
   Postage                                                         83
   Shareholder reporting fees                                      35
   Trustees' fees                                                   3
   Registration fees                                               26
   Professional fees                                               32
   Other                                                            9
                                                              -------
      Total expenses                                            2,888
   Expenses paid indirectly                                        (8)
                                                              -------
      Net expenses                                              2,880
                                                              -------
NET INVESTMENT INCOME                                           2,802
                                                              -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
   Net realized gain (loss) on:
      Investments                                              16,688
      Foreign currency transactions                               (21)
   Change in net unrealized appreciation/depreciation of:
      Investments                                              32,725
      Foreign currency translations                               (41)
                                                              -------
         Net realized and unrealized gain                      49,351
                                                              -------
   Increase in net assets resulting from operations           $52,153
                                                              =======

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA WORLD GROWTH FUND
SIX-MONTH PERIOD ENDED NOVEMBER 30, 2006 (UNAUDITED),
AND YEAR ENDED MAY 31, 2006

                                                                  11/30/2006          5/31/2006
                                                                  -----------------------------
FROM OPERATIONS
   Net investment income                                            $  2,802           $  7,844
   Net realized gain on investments                                   16,688             36,899
   Net realized gain (loss) on foreign currency transactions             (21)                68
   Change in net unrealized appreciation/depreciation of:
      Investments                                                     32,725             17,908
      Foreign currency translations                                      (41)                50
                                                                    ---------------------------
         Increase in net assets resulting from operations             52,153             62,769
                                                                    ---------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                   -             (1,656)
   Net realized gains                                                      -            (25,812)
                                                                    ---------------------------
      Distributions to shareholders                                        -            (27,468)
                                                                    ---------------------------
FROM CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold                                          60,625             66,052
   Reinvested dividends                                                    -             26,974
   Cost of shares redeemed                                           (29,227)           (50,460)
                                                                    ---------------------------
      Increase in net assets from capital
         share transactions                                           31,398             42,566
                                                                    ---------------------------
   Net increase in net assets                                         83,551             77,867
NET ASSETS
   Beginning of period                                               408,659            330,792
                                                                    ---------------------------
   End of period                                                    $492,210           $408,659
                                                                    ===========================
Accumulated undistributed net investment income:
   End of period                                                    $ 10,534           $  7,732
                                                                    ===========================
CHANGE IN SHARES OUTSTANDING
   Shares sold                                                         2,980              3,519
   Shares issued for dividends reinvested                                  -              1,505
   Shares redeemed                                                    (1,460)            (2,709)
                                                                    ---------------------------
      Increase in shares outstanding                                   1,520              2,315
                                                                    ===========================

   SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

         USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this semiannual report pertains only to the USAA World Growth Fund (the Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is capital appreciation.

           A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

              1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

              2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities and, if necessary, the Manager will value the foreign securities in good faith, considering such available information that the Manager deems relevant, under valuation procedures approved by the Trust's Board of Trustees. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

              3. Investments in open-end investment companies, other than ETFs, are valued at their NAV at the end of each business day.

              4. Debt securities purchased with original maturities of 60 days or less are valued at amortized cost, which approximates market value.

              5. Repurchase agreements are valued at cost, which approximates market value.

              6. Securities for which market quotations are not readily
                 available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

                 that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

                 Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

           B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

           C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

           D. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by obligations issued

26

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              or guaranteed as to both principal and interest by the U.S. government, its agencies, or its instrumentalities. Government-sponsored enterprises (GSEs), such as Fannie Mae and Freddie Mac, are supported only by the credit of the issuing U.S. government agency, and are neither issued nor guaranteed by the U.S. government. Obligations pledged as collateral are required to maintain a value equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. The Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

           E. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

              1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

              2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

              The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

              Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions,

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

           F. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to reduce the Fund's expenses. For the six-month period ended November 30, 2006, brokerage commission recapture credits and custodian and other bank credits reduced the Fund's expenses by $6,000 and $2,000, respectively, resulting in a total reduction in Fund expenses of $8,000.

           G. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

28

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

           H. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT
--------------------------------------------------------------------------------

         The Fund participates in a joint, short-term, revolving, committed loan agreement of $300 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at a rate per annum equal to the rate at which CAPCO obtains funding in the capital markets, with no markup.

         The USAA funds that are party to the loan agreement are assessed facility fees by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.07% annually of the $300 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period.

         For the six-month period ended November 30, 2006, the Fund paid CAPCO facility fees of less than $500, which represents 1.1% of the total fees paid to CAPCO by the USAA funds. The Fund had no borrowings under this agreement during the six-month period ended November 30, 2006.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

         The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of May 31, 2007, in accordance with applicable tax law.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

         Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended November 30, 2006, were $97,976,000 and $70,503,000, respectively.

         As of November 30, 2006, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

         Gross unrealized appreciation and depreciation of investments as of November 30, 2006, were $116,612,000 and $8,920,000, respectively, resulting in net unrealized appreciation of $107,692,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

         The Fund, through its third-party securities-lending agent, Metropolitan West Securities LLC (MetWest), may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund and MetWest retain 80% and 20%, respectively, of the income earned from the investment of cash received as collateral, net of any expenses associated with the lending transactions. MetWest receives no other fees from the Fund for its services as securities-lending agent. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required

30

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. Wachovia Corp., parent company of MetWest, has agreed to indemnify the Fund against any losses due to counterparty default in securities-lending transactions. For the six-month period ended November 30, 2006, the Fund received securities-lending income of $56,000, which is net of the 20% income retained by MetWest. As of November 30, 2006, the Fund loaned securities having a fair market value of approximately $25,163,000 and received cash collateral of $26,696,000 for the loans. Of this amount, $26,696,000 was invested in short-term investments, as noted in the Fund's portfolio of investments.

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

           A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Investment Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund, subject to the authority of and supervision by the Trust's Board of Trustees. The Manager is authorized to select (with approval of the Trust's Board of Trustees) one or more subadvisers to manage the actual day-to-day investment of the Fund's assets. The Manager monitors each subadviser's performance through quantitative and qualitative analysis, and periodically recommends to the Trust's Board of Trustees as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadvisers. The allocation for each subadviser can range from 0% to 100% of the Fund's assets, and the Manager can change the allocations without shareholder approval.

              The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              relative to the performance of the Lipper Global Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Global Funds category. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

              The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. The performance period for the Fund consists of the current month plus the previous 35 months.

              The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:

OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
----------------------------------------------------------------------------
+/- 1.00% to 4.00%                   +/- 0.04%
+/- 4.01% to 7.00%                   +/- 0.05%
+/- 7.01% and greater                +/- 0.06%

(1)Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

              Under the performance fee arrangement, the Fund will pay a positive performance fee adjustment for a performance period whenever the Fund outperforms the Lipper Global Funds Index over that period, even if the Fund had overall negative returns during the performance period.

              For the six-month period ended November 30, 2006, the Fund incurred total management fees, paid or payable to the Manager, of

32

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              $1,698,000, which included a performance adjustment of $56,000 that increased the base management fee of 0.75% by 0.03%.

           B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with MFS Investment Management (MFSIM), and effective October 2, 2006, with Batterymarch Financial Management, Inc. (Batterymarch), under which MFSIM and Batterymarch direct the investment and reinvestment of portions of the Fund's assets (as allocated from time to time by the Manager).

              The Manager (not the Fund) pays MFSIM a subadvisory fee in the annual amount of 0.29% of the Fund's average net assets that MFSIM manages. For the six-month period ended November 30, 2006, the Manager incurred subadvisory fees, paid or payable to MFSIM, of $636,000.

              Effective October 2, 2006, the Manager (not the Fund) pays Batterymarch a subadvisory fee based on the aggregate average net assets that Batterymarch manages in the USAA World Growth Fund, the USAA Cornerstone Strategy Fund, and the USAA Capital Growth Fund in the annual amount of 0.25% on the first $250 million of assets, 0.21% on assets over $250 million and up to $500 million, and 0.17% on assets over $500 million. For the six-month period ended November 30, 2006, the Manager did not allocate any assets of the Fund to Batterymarch for management; therefore, the Manager did not pay any subadvisory fees to Batterymarch for the Fund.

           C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of the Fund's average net assets. For the six-month period ended November 30, 2006, the Fund incurred administration and servicing fees, paid or payable to the Manager, of $329,000.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain legal and tax services for the benefit of the Fund. The Trust's Board of Trustees has approved the reimbursement of these expenses incurred by the Manager. For the six-month period ended November 30, 2006, the Fund reimbursed the Manager $6,000 for these legal and tax services. These expenses are included in the professional fees expenses on the Fund's statement of operations.

           D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. The Fund also pays SAS fees that are related to the administration and servicing of accounts that are traded on an omnibus basis. For the six-month period ended November 30, 2006, the Fund incurred transfer agent's fees, paid or payable to SAS, of $552,000.

           E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

         Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

(8) NEW ACCOUNTING PRONOUNCEMENTS
--------------------------------------------------------------------------------

           A. FASB INTERPRETATION NO. 48 "ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES" (FIN 48) - On July 13, 2006, the Financial Accounting

34

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

              Standards Board (FASB) released FIN 48. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the effective date. At this time, the Manager has not determined the effect, if any, that the adoption of FIN 48 will have on the Fund's financial statements.

           B. STATEMENT ON FINANCIAL ACCOUNTING STANDARDS NO. 157, "FAIR VALUE MEASUREMENTS" (FAS 157) - In September 2006, FASB issued FAS 157. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of November 30, 2006, the Fund does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain measurements reported in the statement of operations for a fiscal period.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                     PERIOD ENDED
                                     NOVEMBER 30,                                  YEAR ENDED MAY 31,
                                    -----------------------------------------------------------------------------------------
                                         2006            2006            2005            2004            2003            2002
                                    -----------------------------------------------------------------------------------------
Net asset value at
   beginning of period               $  19.31        $  17.55        $  16.09        $  13.02        $  14.42        $  15.90
                                     ----------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment income                  .10             .37             .08             .08             .04             .03
   Net realized and unrealized
      gain (loss)                        2.29            2.84            1.78            3.03           (1.39)          (1.43)
                                     ----------------------------------------------------------------------------------------
Total from investment operations         2.39            3.21            1.86            3.11           (1.35)          (1.40)
                                     ----------------------------------------------------------------------------------------
Less distributions:
   From net investment income               -            (.08)           (.08)           (.04)           (.05)           (.07)
   From realized capital gains              -           (1.37)           (.32)              -               -            (.01)
                                     ----------------------------------------------------------------------------------------
   Total distributions                      -           (1.45)           (.40)           (.04)           (.05)           (.08)
                                     ----------------------------------------------------------------------------------------
Net asset value at end of period     $  21.70        $  19.31        $  17.55        $  16.09        $  13.02        $  14.42
                                     ========================================================================================
Total return(%)*                        12.38           19.00           11.54           23.87           (9.32)          (8.79)
Net assets at end of period (000)    $492,210        $408,659        $330,792        $288,629        $231,337        $276,019
Ratio of expenses to
   average net assets(%)**(b)            1.32(a)         1.26            1.31            1.32            1.53            1.40
Ratio of net investment
   income to average
   net assets(%)**                       1.28(a)         2.15             .50             .59             .35             .21
Portfolio turnover(%)                   16.34           44.04           36.49           56.13          138.42           51.18

 *  Assumes reinvestment of all net investment income and realized capital gain distributions during the period.
**  For the six-month period ended November 30, 2006, average net assets were $437,346,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Reflects total operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund's expenses paid indirectly decreased the expense ratios as follows:
                                         (.01%)          (.01%)          (.01%)          (.02%)          (.00%)(+)       (.00%)(+)
    + Represents less than 0.01% of average net assets.

36

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

EXAMPLE
--------------------------------------------------------------------------------

         As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

         The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of June 1, 2006, through November 30, 2006.

ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
--------------------------------------------------------------------------------

         The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the

 E X P E N S E
==============------------------------------------------------------------------
               EXAMPLE
               (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                 EXPENSES PAID
                                    BEGINNING              ENDING                DURING PERIOD*
                                  ACCOUNT VALUE         ACCOUNT VALUE             JUNE 1, 2006 -
                                  JUNE 1, 2006        NOVEMBER 30, 2006         NOVEMBER 30, 2006
                                 ----------------------------------------------------------------
Actual                              $1,000.00             $1,123.80                  $6.97
Hypothetical
   (5% return before expenses)       1,000.00              1,018.50                   6.63

*Expenses are equal to the Fund's annualized expense ratio of 1.31%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the one-half year period). The Fund's ending account value on the first line in the table is based on its actual total return of 12.38% for the six-month period of June 1, 2006, through November 30, 2006.

38

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         At a meeting of the USAA Board of Trustees held on September 13, 2006, the Board, including the Trustees who are not "interested persons" of the Trust (the "Independent Trustees"), approved the adoption of the Investment Subadvisory Agreement with Batterymarch Financial Management, Inc. (Batterymarch). In advance of the meeting, the Board received and considered a variety of information relating to the Investment Subadvisory Agreement and Batterymarch, and was given the opportunity to ask questions and request additional information from management. The information provided to the Board included, among other things: (i) materials about Batterymarch's new "best ideas" global investment strategy; (ii) the qualifications of the individuals at Batterymarch responsible for these investment activities; (iii) the fees to be paid to Batterymarch; and (iv) the complementary nature of the investment strategies of Batterymarch with the existing subadviser, MFS Investment Management (MFSIM). Prior to voting, the Independent Trustees reviewed the proposed Investment Subadvisory Agreement with management and with experienced independent counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed Investment Subadvisory Agreement. The Independent Trustees also reviewed the proposed Investment Subadvisory Agreement in private sessions with their counsel at which no representatives of management were present. In approving the Fund's Investment Subadvisory Agreement with Batterymarch, the Board considered various factors, among them: (i) the nature, extent, and quality of services to be provided to the Fund by Batterymarch, including the personnel who will be providing services; (ii) Batterymarch's compensation and any other benefits that will be derived from the subadvisory relationship by Batterymarch; (iii) comparisons, to the extent available, of subadvisory fees and performance to comparable investment companies; and (iv) the terms of the Investment Subadvisory Agreement. The Board's analysis of these factors is set forth below.

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         After full consideration of a variety of factors, the Board, including the Independent Trustees, voted to approve the Investment Subadvisory Agreement with Batterymarch. In approving the Investment Subadvisory Agreement, the Board did not identify any single factor as controlling, and each Independent Board Member attributed different weights to various factors. Throughout their deliberations, the Independent Trustees were represented and assisted by independent counsel.

         NATURE, EXTENT, AND QUALITY OF SERVICES PROVIDED; INVESTMENT PERSONNEL. The Board considered information provided to it regarding the services to be provided by Batterymarch. The Board considered Batterymarch's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund and Batterymarch's level of staffing. The Board noted that the materials provided to it indicated that the method of compensating portfolio managers is reasonable and includes appropriate mechanisms to prevent a manager with underperformance from taking undue risks. The Board also noted Batterymarch's brokerage practices. The Board also considered Batterymarch's regulatory and compliance history. The Board noted that the Manager's monitoring processes of Batterymarch would include: (i) regular telephonic meetings to discuss, among other matters, investment strategies and to review portfolio performance;
         (ii) monthly portfolio compliance checklists and quarterly compliance certifications to the Board; and (iii) due diligence visits to Batterymarch. The Board also took into account their knowledge of Batterymarch's experience and performance in advising other funds in the USAA family of funds.

         SUBADVISER COMPENSATION. The Board also took into consideration the financial condition of Batterymarch. In considering the cost of services to be provided by Batterymarch and the profitability to Batterymarch of its relationship with the Fund, the Board noted that the fees under the Investment Subadvisory Agreement would be paid by the Manager.

40

 S U B A D V I S O R Y
======================----------------------------------------------------------
                       AGREEMENT
                       (continued)

USAA WORLD GROWTH FUND
NOVEMBER 30, 2006 (UNAUDITED)

         The Board also noted that the advisory fees paid by the Fund would not change as a result of the new subadvisory agreement. The Board also relied on the ability of the Manager to negotiate the Investment Subadvisory Agreement and the fees thereunder at arm's length. The Board also considered information relating to the cost of services to be provided by Batterymarch, Batterymarch's anticipated profitability with respect to the Fund, and the potential economies of scale in Batterymarch's management of the Fund, to the extent available. However, this information was less significant to the Board's consideration of the Investment Subadvisory Agreement than the other factors considered.

         SUBADVISORY FEES AND FUND PERFORMANCE. The Board noted that the "best ideas" global investment strategy is a new product offering from Batterymarch. The Board compared the subadvisory fees for the Fund with the fees that Batterymarch would charge to comparable clients. The Board considered that the Fund pays a management fee to the Manager and that, in turn, the Manager will pay a subadvisory fee to Batterymarch. The Board noted the Manager's expertise and resources in monitoring the performance, investment style, and risk-adjusted performance of Batterymarch. The Board also noted Batterymarch's long-term performance record for other accounts, including other funds in the USAA family of funds.

         CONCLUSION. The Board reached the following conclusions regarding the Investment Subadvisory Agreement, among others: (i) Batterymarch is qualified to manage a portion of the Fund's assets in accordance with its investment objectives and policies; (ii) Batterymarch maintains an appropriate compliance program; (iii) Batterymarch's performance in managing other accounts is reasonable; and (iv) the Fund's advisory expenses are reasonable in relation to those of similar funds and to the services to be provided by the Manager and Batterymarch. Based on its conclusions, the Board determined that approval of the Investment Subadvisory Agreement with Batterymarch would be in the interests of the Fund and its shareholders.

                    TRUSTEES    Christopher W. Claus
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Richard A. Zucker

              ADMINISTRATOR,    USAA Investment Management Company
         INVESTMENT ADVISER,    P.O. Box 659453
                UNDERWRITER,    San Antonio, Texas 78265-9825
             AND DISTRIBUTOR

              TRANSFER AGENT    USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

               CUSTODIAN AND    State Street Bank and Trust Company
            ACCOUNTING AGENT    P.O. Box 1713
                                Boston, Massachusetts 02105

                 INDEPENDENT    Ernst & Young LLP
           REGISTERED PUBLIC    100 West Houston St., Suite 1800
             ACCOUNTING FIRM    San Antonio, Texas 78205

                   TELEPHONE    Call toll free - Central time
            ASSISTANCE HOURS    Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:00 a.m. to 5 p.m.

              FOR ADDITIONAL    (800) 531-8181
           INFORMATION ABOUT    For account servicing, exchanges,
                MUTUAL FUNDS    or redemptions (800) 531-8448

             RECORDED MUTUAL    24-hour service (from any phone)
           FUND PRICE QUOTES    (800) 531-8066

           USAA SELF-SERVICE    For account balance, last transaction, fund
            TELEPHONE SYSTEM    prices, or to exchange or redeem fund shares
                                (800) 531-8777

             INTERNET ACCESS    USAA.COM

COPIES OF THE MANAGER'S PROXY VOTING POLICIES AND PROCEDURES, APPROVED BY THE TRUST'S BOARD OF TRUSTEES FOR USE IN VOTING PROXIES ON BEHALF OF THE FUND, ARE AVAILABLE WITHOUT CHARGE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND
(III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED JUNE 30 IS AVAILABLE (I) AT USAA.COM; AND (II) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV.

THE FUND FILES ITS COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q. THESE FORMS N-Q ARE AVAILABLE (I) BY CALLING (800) 531-8448; (II) AT USAA.COM; AND (III) ON THE SEC'S WEB SITE AT HTTP://WWW.SEC.GOV. THESE FORMS N-Q ALSO MAY BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, D.C. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING (800) SEC-0330.

                                                        [LOGO OF RECYCLED PAPER]
                                                                        Recycled
                                                                           Paper

--------------------------------------------------------------------------------

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          [LOGO OF USAA]          WE KNOW WHAT IT MEANS TO SERVE.(R)
               USAA               ----------------------------------
                                     INSURANCE o MEMBER SERVICES

23412-0107                                   (C)2007, USAA. All rights reserved.



ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The  Corporate   Governance   Committee  selects  and  nominates  candidates for
membership on the Board as independent directors. Currently, there is no procedure for shareholders to recommend candidates to serve on the Board.



ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.



                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended November 30, 2006

By:*     MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    01-29-2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     CHRISTOPHER W. CLAUS
         ----------------------------------------------------
         Signature and Title:  Christopher W. Claus/President

Date:    01-30-2007
         ------------------------------


By:*     DEBRA K. DUNN
         ---------------------------------------------
         Signature and Title:  Debra K. Dunn/Treasurer

Date:    01-29-2007
         ------------------------------


*Print the name and title of each signing officer under his or her signature.